NOTE 10 - Loans: Schedule of Finder's Fees (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Finder's Fees

The Company recorded finder’s fees of $503 in connection with the transactions.

Balance as of December 31, 2024	-
Proceeds from drawing loans	6,800
Accrued interest recognized as incremental principal	86
Debt redemption upon issuance of convertible loan facility (Note 10A)	573
Pre-funded proceed entering as convertible notes	200
Conversion of convertible notes into common shares	(7,603)
Balance as of December 31, 2025	56